Financial Income, Net (Details) - Schedule of Financial Income, Net - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Income, Net [Abstract]
Foreign currency exchange differences	$ (745)	$ (1,021)	$ (1,271)	$ (2,273)
Interest income on short-term deposits	1,294	1,630	3,061	3,090
Other	(9)	(8)	(16)	(25)
Total financial income, net	$ 540	$ 601	$ 1,774	$ 792